Trade Accounts Receivable, Net	12 Months Ended
Dec. 31, 2018
Trade Accounts Receivable, Net
Trade Accounts Receivable, Net

4.    Trade Accounts Receivable, Net

Trade receivable consists of receivables resulting from sales of products during the normal course of business. Trade accounts receivable at end of years presented consisted of the following:

	As of December 31,
	2017	2018	2018
	(RMB)	(RMB)	($)
Trade accounts receivable	509,737,390	126,998,338	18,463,572
Less: Allowance for doubtful accounts	—	—	—
Total trade accounts receivable, net	509,737,390	126,998,338	18,463,572

As of December 31, 2017 and 2018, no trade accounts receivables were pledged as collateral for borrowings from financial institutions.